Pension Plans	12 Months Ended
Dec. 31, 2019
Pension Plans [Abstract]
PENSION PLANS

NOTE 36

PENSION PLANS

The Bank has an additional benefit available to its principal executives, consisting of a pension plan. The purpose of the pension plan is to endow the executives with funds for a better supplementary pension upon their retirement.

For this purpose, the Bank will match the voluntary contributions made by the beneficiaries for their future pensions with an equivalent contribution. The executives will be entitled to receive this benefit only when they fulfill the following conditions:

a.	Aimed at the Bank's management
b.	The general requisite to apply for this benefit is that the employee must be carrying out his/her duties when turning 60 years old
c.	The Bank will create a pension fund, with life insurance, for each beneficiary in the plan. Periodic contributions into this fund are made by the manager and matched by the Bank
d.	The Bank will be responsible for granting the benefits directly

If the working relationship between the manager and the respective company ends, before s/he fulfills the abovementioned requirements, s/he will have no rights under this benefit plan.

In the event of the executive's death or total or partial disability, s/he will be entitled to receive this benefit.

The Bank will make contributions to this benefit plan on the basis of mixed collective insurance policies whose beneficiary is the Bank. The life insurance company with whom such policies are executed is not an entity linked or related to the Bank or any other Santander Group company.

Plan Assets owned by the Bank at the end of 2019 totaled Ch$7,195 million (Ch$6,804 million in 2018).

The amount of the defined benefit plans has been quantified by the Bank, based on the following criteria:

Calculation method:

Use of the projected unit credit method which considers each working year as generating an additional amount of rights over benefits and values each unit separately. It is calculated based primarily on fund contributions, as well as other factors such as the legal annual pension limit, seniority, age and yearly income for each unit valued individually.

Assets related to the pension fund contributed by the Bank into the Seguros Euroamérica insurance company with respect to defined benefit plans are presented as net of associated commitments.

Actuarial hypothesis assumptions:

Actuarial assumptions with respect to demographic and financial variables are non-biased and mutually compatible with each other, The most significant actuarial hypotheses considered in the calculations were:

	Plans post- employment	Plans post- employment
	2019	2018

Mortality chart	RV-2014	RV-2014
Termination of contract rates	5,0%	5,0%
Impairment chart	PDT 1985	PDT 1985

Activity for post-employment benefits is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Plan assets	7,195	6,804
Commitments for defined-benefit plans
For active personnel	(6,525)	(5,958)
Incurred by inactive personnel	-	-
Minus:
Unrealized actuarial (gain) losses	-	-
Balances at year end	670	846

Year's cash flow for post-employment benefits is as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

a) Fair value of plan assets
Opening balance	6,804	7,919	6,612
Expected yield of insurance contracts	333	353	307
Employer contributions	859	836	1,931
Actuarial (gain) losses	-	-	-
Premiums paid	-	-	-
Benefits paid	(801)	(2,304)	(931)
Fair value of plan assets at year end	7,195	6,804	7,919
b) Present value of obligations
Present value of obligations opening balance	(5,958)	(6,998)	(4,975)
Net incorporation of Group companies	-	-	-
Service cost	(567)	(1,069)	(2,039)
Interest cost	-	-	-
Curtailment/settlement effect	-	-	-
Benefits paid	-	-	-
Past service cost	-	-	-
Actuarial (gain) losses	-	-	-
Other	-	2,109	16
Present value of obligations at year end	(6,525)	(5,958)	(6,998)
Net balance at year end	670	846	921

Plan expected profit:

	As of December 31,
	2019	2018	2017

Type of expected yield from the plan's assets	UF + 2,50% annual	UF + 2,50% annual	UF + 2,50% annual
Type of yield expected from the reimbursement rights	UF + 2,50% annual	UF + 2,50% annual	UF + 2,50% annual

Plan associated expenses:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Current period service expenses	566	1,069	2,039
Interest cost	-	-	-
Expected yield from plan's assets	(333)	(353)	(307)
Expected yield of insurance contracts linked to the Plan:
Extraordinary allocations	-	-	-
Actuarial (gain)/ losses recorded in the period	-	-	-
Past service cost	-	-	-
Other	-	-	-
Total	233	716	1,732